Share-based payment arrangements - Range of Exercise Prices for Share-Based Payment Units (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) share $ / shares	Dec. 31, 2021 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units outstanding (in shares) | share	14,313,959
Unrecognized share-based payments	$ 194,105
Share-based payments	$ 139,103	$ 53,180
$0.00 - $37.51
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units outstanding (in shares) | share	9,908,931
Exercise price (in dollars per share) | $ / shares	$ 2.80
Unrecognized share-based payments	$ 121,004
Share-based payments	$ 78,388
$0.00 - $37.51 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 0.00
$0.00 - $37.51 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 37.51
$47.21 - $78.58
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units outstanding (in shares) | share	727,407
Unrecognized share-based payments	$ 1,582
Share-based payments	$ 3,546
$47.21 - $78.58 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 47.21
$47.21 - $78.58 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 78.58
$104.53 and above
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units outstanding (in shares) | share	3,677,621
Exercise price (in dollars per share) | $ / shares	$ 104.53
Unrecognized share-based payments	$ 71,519
Share-based payments	$ 57,169